Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1. Basis of Presentation

Visteon Corporation (the “Company” or “Visteon”) is a global supplier of automotive systems, modules and components to global automotive original equipment manufacturers (“OEMs”). The Company’s operations are organized by global product lines including Climate, Electronics and Interiors and are conducted through a network of manufacturing operations, technical centers and joint ventures in every major geographic region of the world.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all subsidiaries that are more than 50% owned and over which the Company exercises control. Investments in affiliates of greater than 20% and for which the Company does not exercise control are accounted for using the equity method.

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) on a going concern basis, which contemplates the continuity of operations, realization of assets and satisfaction of liabilities in the normal course of business. The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect amounts reported herein. Management believes that such estimates, judgments and assumptions are reasonable and appropriate. However, due to the inherent uncertainty involved, actual results may differ from those provided in the Company’s consolidated financial statements. Certain amounts in 2011 and prior years have been reclassified to conform to current presentation.

The Company adopted fresh-start accounting upon emergence from the Chapter 11 Proceedings and became a new entity for financial reporting purposes as of the Effective Date. Therefore, the consolidated financial statements for the reporting entity subsequent to the Effective Date (the “Successor”) are not comparable to the consolidated financial statements for the reporting entity prior to the Effective Date (the “Predecessor”). Additional details regarding the adoption of fresh-start accounting are included herein under Note 4, “Fresh-Start Accounting.”

Reorganization under Chapter 11 of the U.S. Bankruptcy Code

On May 28, 2009, Visteon and certain of its U.S. subsidiaries (the “Debtors”) filed voluntary petitions for reorganization relief under chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Court”) in response to sudden and severe declines in global automotive production during the latter part of 2008 and early 2009 and the resulting adverse impact on the Company’s cash flows and liquidity. On August 31, 2010 (the “Confirmation Date”), the Court entered an order (the “Confirmation Order”) confirming the Debtors’ joint plan of reorganization (as amended and supplemented, the “Plan”). On October 1, 2010 (the “Effective Date”), all conditions precedent to the effectiveness of the Plan and related documents were satisfied or waived and the Company emerged from bankruptcy. Additional details regarding the status of the Company’s Chapter 11 Proceedings are included herein under Note 3, “Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code.”

Visteon UK Limited Administration

On March 31, 2009, in accordance with the provisions of the United Kingdom Insolvency Act of 1986 and pursuant to a resolution of the board of directors of Visteon UK Limited, a company organized under the laws of England and Wales (the “UK Debtor”) and an indirect, wholly-owned subsidiary of the Company, representatives from KPMG (the “Administrators”) were appointed as administrators in respect of the UK Debtor (the “UK Administration”). The UK Administration was initiated in response to continuing operating losses of the UK Debtor and mounting labor costs and their related demand on the Company’s cash flows. The effect of the UK Debtor’s entry into administration was to place the management, affairs, business and property of the UK Debtor under the direct control of the Administrators.

As of March 31, 2009, total assets of $64 million, total liabilities of $132 million and related amounts deferred as accumulated other comprehensive income of $84 million, were deconsolidated from the Company’s balance sheet resulting in a deconsolidation gain of $152 million. The Company also recorded $57 million for contingent liabilities related to the UK Administration, including $45 million of costs associated with former employees of the UK Debtor, for which the Company was reimbursed from the escrow account on a 100% basis.

Additional amounts related to these items or other contingent liabilities for potential claims under the UK Administration, which may result from (i) negotiations; (ii) actions of the Administrators; (iii) resolution of contractual arrangements, including unexpired leases; (iv) assertions by the UK Pensions Regulator; and, (v) material adverse developments; or other events, may be recorded in future periods. No assurance can be provided that the Company will not be subject to future litigation and/or liabilities related to the UK Administration, including assertions by the UK Pensions Regulator. Additional liabilities, if any, will be recorded when they become probable and estimable and could materially affect the Company’s results of operations and financial condition in future periods.

Transactions with Ford Motor Company

On September 29, 2010, the Company entered into a Global Settlement and Release Agreement (the “Release Agreement”) with Ford and Automotive Components Holdings, LLC (“ACH”) conditioned on the effectiveness of the Company’s Plan. The Release Agreement provides, among other things, for: (i) the termination of the Company’s future obligations to reimburse Ford for certain pension and retiree benefit costs; (ii) the resolution of and release of claims and causes of actions against the Company and certain claims, liabilities, or actions against the Company’s non-debtor affiliates; (iii) withdrawal of all proofs of claim, with a face value of approximately $163 million, including a claim for pension and retiree benefit liabilities described above, filed against the Company by Ford and/or ACH and an agreement to not assert any further claims against the estates, other than with respect to preserved claims; (iv) the rejection of all purchase orders under which the Company is not producing component parts and other agreements which would not provide a benefit to the reorganized Company and waiver of any claims against the Company arising out of such rejected agreements; (v) the reimbursement by Ford of up to $29 million to the Company for costs associated with restructuring initiatives in various parts of the world; and (vi) a commitment by Ford and its affiliates to source the Company new and replacement business totaling approximately $600 million in annual sales for vehicle programs launching through 2013.

In exchange for these benefits, the Company assumed all outstanding purchase orders and related agreements under which the Company is currently producing parts for Ford and/or ACH and agreed to continue to produce and deliver component parts to Ford and ACH in accordance with the terms of such purchase orders to ensure Ford continuity of supply. The Company also agreed to release Ford and ACH from any claims, liabilities, or actions that the Company may potentially assert against Ford and/or ACH.

On July 26, 2010, the Company, Visteon Global Technologies, Inc., ACH and Ford entered into an agreement (the “ACH Termination Agreement”) to terminate each of (i) the Master Services Agreement, dated September 30, 2005 (as amended); (ii) the Visteon Salaried Employee Lease Agreement, dated October 1, 2005 (as amended); and, (iii) the Visteon Hourly Employee Lease Agreement, dated October 1, 2005 (as amended).  On August 17, 2010, the Court approved the ACH Termination Agreement, pursuant to which Ford released Visteon from certain OPEB obligations related to employees previously leased to ACH resulting in a $9 million gain during the third quarter of 2010.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance amending the options for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. This guidance provides an entity with the option to perform a qualitative assessment to determine whether the events or circumstances exist which could lead to the determination that it is more likely than not that the carrying amount of a reporting unit exceeds its fair value, prior to the performing a quantitative assessment as provided for in previous guidance. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In June 2011, the FASB issued guidance amending comprehensive income disclosures retrospectively, for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance requires disclosures of all nonowner changes (components of comprehensive income) in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has adopted these disclosure requirements in 2012 and has reflected the changes herein.

In May 2011, the FASB issued guidance amending fair value measurement disclosures for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance will increase disclosures and result in common disclosure requirements between GAAP and International Financial Reporting Standards. The Company will adopt these disclosure requirements in 2012.